MERRILL LYNCH
                                                              INTERMEDIATE
                                                              GOVERNMENT
                                                              BOND FUND

                               [GRAPHIC OMITTED]

                                                     STRATIGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              April 30, 1998

Merrill Lynch Intermediate Government Bond Fund

DEAR SHAREHOLDER

Interest rates trended gradually higher for the three months ended April 30, 1998. The Treasury's ten-year note yield rose from 5.55% at the beginning of the period, to close the quarter at 5.67%. The quarter would have closed significantly lower were it not for a sharp rally on the final day of the quarter, following a favorable first-quarter gross domestic product report and the employment cost index report, as both indicated continued low inflation.

The quarter was highlighted by a news report suggesting that the Federal Reserve Board was concerned about asset price inflation in the US economy, and that the Federal Open Market Committee (FOMC) leaned from a neutral position to a tightening bias at its March meeting. The Federal Reserve Board, along with many bond market investors, appears to be concerned about pockets of asset overvaluation, particularly in real estate and financial markets. This suggests that monetary policy may be too loose and that the FOMC may need to raise interest rates soon. It is commonly known that the Federal Reserve Board can influence market interest rates by "talking" the market up or down. This "leak" of information to a prominent business newspaper was believed to be one such case, since it is politically more acceptable for the market to raise interest rates before the FOMC does.

However, it is questionable whether the Federal Reserve Board should be worried about asset price inflation. Price inflation of goods and services continues to remain remarkably low this late in an economic boom. The debt and currency troubles in Southeast Asia should also help keep worldwide inflation tamed as their demand for goods slows and their exports become more price competitive. However, there is little doubt that the US economy remains strong and vibrant. Market sentiment is expected to fluctuate between headlines of a strong US economy, offset by low reported inflation, and ever-changing sentiment toward Asia. It is with this backdrop of mixed influences that the Federal Reserve Board must do an unenviable balancing act.

It is our opinion that the market will continue to trade in a narrow range with a slight short-term negative bias. This is consistent with our outlook at the end of the January quarter, as we have kept our portfolio holdings and strategy relatively unchanged. We invested in higher-coupon issues of both Treasury and agency issues, and we continue to maintain a higher-than-average exposure to callable securities. We believe that Treasury issues with higher coupons, and agency issues with higher yields, will perform well in an environment where interest rates remain in a narrow range. At April 30, 1998, the average portfolio maturity and effective duration of the Fund remained near its long-term averages of 7 years and 4.1 years, respectively, in what we believe to be a neutral exposure to the market.

In Conclusion

We thank you for your continued investment in Merrill Lynch Intermediate Government Bond Fund, and we look forward to discussing our outlook and strategy with you in our upcoming quarterly report to shareholders.

Sincerely,


/s/ Robert W. Crook

Robert W. Crook
President and Trustee

/s/ Ralph A. DeCesare

Ralph A. DeCesare
Vice President and Portfolio Manager

June 2, 1998

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 1% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 1% if redeemed during the first year, decreasing to 0% after the first year. In addition, Class B Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 1% and an account maintenance fee of 0.10% (but no distribution fee). The Fund's shareholders as of February 18, 1997 became holders of Class D Shares.

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                                     Ten Years/     Standardized
                                                          12 Month       3 Month   Since Inception  30-Day Yield
                                                        Total Return  Total Return  Total Return    As of 4/30/98
=================================================================================================================
ML Intermediate Government Bond Fund Class A Shares        +9.31%        +0.15%        + 8.03%         5.14%
-----------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class B Shares        +8.98         +0.02         + 7.64          4.69
-----------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class C Shares        +8.94         +0.08         + 7.52          4.92
-----------------------------------------------------------------------------------------------------------------
ML Intermediate Government Bond Fund Class D Shares        +9.20         +0.02         +99.69+         5.05
=================================================================================================================

* Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's ten-year/inception dates are: Class A, Class B and Class C Shares, 2/18/97; and Class D Shares, ten years ended 4/30/98.
+ Performance for Class D Shares for the period prior to 2/18/97 was achieved while the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

PERFORMANCE DATA (concluded)

Average Annual Total Return

                          % Return Without    % Return With
                            Sales Charge      Sales Charge**
  ==============================================================================
  Class A Shares*
  ==============================================================================
  Year Ended 3/31/98          +10.28%            +9.18%
  ------------------------------------------------------------------------------
  Inception (2/18/97)
  through 3/31/98             + 6.81             +5.85
  ------------------------------------------------------------------------------
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.

                           % Return            % Return
                          Without CDSC        With CDSC**
  ==============================================================================
  Class B Shares*
  ==============================================================================
  Year Ended 3/31/98        +9.86%             +8.86%
  ------------------------------------------------------------------------------
  Inception (2/18/97)
  through 3/31/98           +6.51              +6.51
  ------------------------------------------------------------------------------
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.*

  ==============================================================================
                           % Return           % Return
                         Without CDSC         With CDSC**
  ==============================================================================
  Class C Shares*
  ==============================================================================
  Year Ended 3/31/98        +9.88%             +8.88%
  ------------------------------------------------------------------------------
  Inception (2/18/97)
  through 3/31/98           +6.38              +6.38
  ------------------------------------------------------------------------------
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

  ==============================================================================
                              % Return Without      % Return With
                                Sales Charge        Sales Charge**
  =============================================================================
  Class D Shares*
  =============================================================================
  Year Ended 3/31/98               +10.29%              +9.18%
  ------------------------------------------------------------------------------
  Five Years Ended 3/31/98+        + 4.97               +4.76
  ------------------------------------------------------------------------------
  Ten Years Ended 3/31/98+         + 7.12               +7.01
  ------------------------------------------------------------------------------
 *Maximum sales charge is 1%.
**Assuming maximum sales charge.
 +Performance for Class D Shares for the period prior to 2/18/97 was achieved while the Fund operated under a different investment objective.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

SCHEDULE OF INVESTMENTS

                                                              Face        Interest    Maturity        Value
Issue                                                        Amount         Rate        Date        (Note 1a)
-------------------------------------------------------------------------------------------------------------
US Government & Agency Obligations--93.4%
-------------------------------------------------------------------------------------------------------------
US Treasury Notes & Bonds                                   $1,000,000      8.875%      2/15/99   $ 1,025,470
                                                               250,000      5.625      12/31/99       250,195
                                                             2,100,000     13.375       8/15/01     2,582,013
                                                               500,000      6.625       4/30/02       516,720
                                                             1,000,000       6.50       5/31/02     1,029,530
                                                               300,000       7.25       5/15/04       323,250
                                                               500,000       7.25       8/15/04       540,000
                                                             2,500,000       7.50       2/15/05     2,744,525
                                                             1,000,000      10.00       5/15/10     1,236,870
=============================================================================================================
Federal Farm Credit Banks                                    1,000,000       6.27       8/04/04     1,016,410
=============================================================================================================
Federal Home Loan Banks                                      2,000,000       6.67       5/10/01     2,047,500
                                                             1,000,000      6.789       2/05/07     1,050,000
=============================================================================================================
Federal National Mortgage Association                        1,000,000       6.50      10/25/03     1,017,188
                                                             2,000,000       6.55       9/12/05     2,065,620
                                                             2,000,000       6.95      11/13/06     2,034,680
                                                             3,000,000       6.62      12/28/07     2,983,590
                                                             2,000,000       7.15       8/27/12     2,040,000
                                                             3,050,000       6.96       9/05/12     3,191,062
=============================================================================================================
Student Loan Marketing Association                           2,000,000       7.50       3/08/00     2,061,240
=============================================================================================================
Total US Government & Agency Obligations (Cost--$29,588,631)                                       29,755,863
=============================================================================================================

Face Amount                         Short-Term Securities
-------------------------------------------------------------------------------------------------------------
US Government Agency Obligations*--5.2%
-------------------------------------------------------------------------------------------------------------
$1,671,000            Federal Home Loan Mortgage Corp., 5.45% due 5/01/1998                         1,671,000
=============================================================================================================
Total US Government Agency Obligations (Cost--$1,671,000)                                           1,671,000
=============================================================================================================
Total Investments (Cost--$31,259,631)--98.6%                                                       31,426,863
Other Assets Less Liabilities--1.4%                                                                   446,760
                                                                                                  -----------
Net Assets--100.0%                                                                                $31,873,623
                                                                                                  ===========
=============================================================================================================

* Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund.

      See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1998

Assets:              Investments, at value (identified cost--$31,259,631) (Notes 1a & 1b)            $ 31,426,863
                     Cash............................................................                          85
                     Receivables:
                       Interest...................................................... $    537,559
                       Beneficial interest sold......................................        2,139        539,698
                                                                                      ------------
                     Prepaid registration fees and other assets (Note 1e)............                      35,686
                                                                                                     ------------
                     Total assets....................................................                  32,002,332
                                                                                                     ------------
=================================================================================================================
Liabilities:         Payables:
                       Dividends to shareholders (Note 1f)...........................       71,963
                       Distributor (Note 2)..........................................        3,658
                       Investment adviser (Note 2)...................................        2,596        78,217
                                                                                      ------------
                     Accrued expenses and other liabilities..........................                     50,492
                                                                                                     ------------
                     Total liabilities...............................................                     128,709
                                                                                                     ------------
=================================================================================================================
Net Assets:          Net assets......................................................                $ 31,873,623
                                                                                                     ============
=================================================================================================================
Net Assets           Class A Shares of beneficial interest, $0.10 par value, unlimited
Consist of:          number of shares authorized.....................................                $      7,096
                     Class B Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized.....................................                      39,624
                     Class C Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized.....................................                       2,774
                     Class D Shares of beneficial interest, $0.10 par value, unlimited
                     number of shares authorized.....................................                     278,255
                     Paid-in capital in excess of par................................                  42,733,109
                     Accumulated realized capital losses on investments--net (Note 5)                 (11,354,467)
                     Unrealized appreciation on investments--net.....................                     167,232
                                                                                                     ------------
                     Net assets......................................................                $ 31,873,623
                                                                                                     ============
=================================================================================================================
Net Asset Value:     Class A--Based on net assets of $689,749 and 70,962 shares of
                     beneficial interest outstanding.................................                $       9.72
                                                                                                     ============
                     Class B--Based on net assets of $3,854,062 and 396,243 shares of
                     beneficial interest outstanding.................................                $       9.73
                                                                                                     ============
                     Class C--Based on net assets of $269,664 and 27,743 shares of
                     beneficial interest outstanding.................................                $       9.72
                                                                                                     ============
                     Class D--Based on net assets of $27,060,148 and 2,782,551 shares of
                     beneficial interest outstanding.................................                $       9.72
                                                                                                     ============
=================================================================================================================
                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

Statement of Operations for the Six Months Ended  April 30, 1998

Investment Income    Interest and amortization of premium and discount earned........                $  1,060,716
(Note 1d):           Other income....................................................                       1,187
                                                                                                     ------------
                     Total income....................................................                   1,061,903
                                                                                                     ------------
=================================================================================================================
Expenses:            Investment advisory fees (Note 2)............................... $     61,007
                     Registration fees (Note 1e).....................................       35,319
                     Professional fees...............................................       35,052
                     Trustees' fees and expenses.....................................       14,958
                     Account maintenance fees--Class D (Note 2)......................       13,577
                     Accounting services (Note 2)....................................       12,877
                     Printing and shareholder reports................................        8,227
                     Account maintenance and distribution fees--Class B (Note 2).....        6,254
                     Custodian fees..................................................        4,148
                     Transfer agent fees--Class D (Note 2)...........................        3,152
                     Pricing fees....................................................          434
                     Transfer agent fees--Class B (Note 2)...........................          425
                     Account maintenance and distribution fees--Class C (Note 2).....          214
                     Transfer agent fees--Class A (Note 2)...........................           78
                     Transfer agent fees--Class C (Note 2)...........................           35
                     Other...........................................................        1,638
                                                                                      ------------
                     Total expenses before reimbursement.............................      197,395
                     Reimbursement of expenses (Note 2)..............................      (56,226)
                                                                                      ------------
                     Total expenses after reimbursement..............................                     141,169
                                                                                                     ------------
                     Investment income--net..........................................                     920,734
                                                                                                     ------------
=================================================================================================================
Realized &           Realized gain from investments--net.............................                     516,202
Unrealized           Change in unrealized appreciation on investments--net...........                    (558,387)
Gain (Loss) on                                                                                       ------------
Investments--Net     Net Increase in Net Assets Resulting from Operations............                $    878,549
(Notes 1d & 3):                                                                                      ============
=================================================================================================================
                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

Statement of Changes in Net Assets

                                                                                           For the Six         For the
                                                                                          Months Ended       Year Ended
                                                                                            April 30,        October 31,
Increase (Decrease) in Net Assets:                                                            1998              1997
========================================================================================================================
Operations:          Investment income--net.............................................. $    920,734      $  2,187,672
                     Realized gain (loss) on investments--net............................      516,202        (1,031,827)
                     Change in unrealized appreciation/depreciation on investments--net..     (558,387)          918,657
                                                                                          ------------      ------------
                     Net increase in net assets resulting from operations...............       878,549         2,074,502
                                                                                          ------------      ------------
========================================================================================================================
Dividends to         Investment income--net:
Shareholders           Class A..........................................................       (20,889)          (14,144)
(Note 1f):             Class B..........................................................       (70,516)          (12,287)
                       Class C..........................................................        (5,033)              (77)
                       Class D..........................................................      (824,296)       (2,161,164)
                                                                                          ------------      ------------
                     Net decrease in net assets resulting from dividends to shareholders      (920,734)       (2,187,672)
                                                                                          ------------      ------------
========================================================================================================================
Beneficial Interest  Net increase (decrease) in net assets derived from beneficial
Transactions         interest transactions..............................................     1,810,018       (17,062,260)
(Note 4):                                                                                 ------------      ------------
========================================================================================================================
Net Assets:          Total increase (decrease) in net assets............................     1,767,833       (17,175,430)
                     Beginning of period................................................    30,105,790        47,281,220
                                                                                          ------------      ------------
                     End of period......................................................  $ 31,873,623      $ 30,105,790
                                                                                          ============      ============
========================================================================================================================
                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

Financial Highlights

                                                                                                  Class A
                                                                                          ----------------------
                                                                                           For the       For the
                                                                                             Six         Period
The following per share data and ratios have been derived                                   Months      Feb. 18,
from information provided in the financial statements.                                      Ended      1997+ to
                                                                                           April 30,    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                      1998         1997
================================================================================================================
Per Share            Net asset value, beginning of period................................. $   9.74     $   9.66
Operating                                                                                  --------     --------
Performance:         Investment income--net...............................................      .30          .39
                     Realized and unrealized gain (loss) on investments--net..............     (.02)         .08
                                                                                           --------     --------
                     Total from investment operations.....................................      .28          .47
                                                                                           --------     --------
                     Less dividends from investment income--net...........................     (.30)        (.39)
                                                                                           --------     --------
                     Net asset value, end of period....................................... $   9.72     $   9.74
                                                                                           ========     ========
================================================================================================================
Total Investment     Based on net asset value per share...................................     2.85%++      5.04%++
Return:**                                                                                  ========     ========
================================================================================================================
Ratios to Average    Expenses, net of reimbursement.......................................      .80%*       1.12%*
Net Assets:                                                                                ========     ========
                     Expenses.............................................................     1.16%*       2.08%*
                                                                                           ========     ========
                     Investment income--net...............................................     6.17%*       5.95%*
                                                                                           ========     ========
================================================================================================================
Supplemental         Net assets, end of period (in thousands)............................. $    690     $    425
Data:                                                                                      ========     ========
                     Portfolio turnover...................................................    86.81%      201.55%
                                                                                           ========     ========
================================================================================================================

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Commencement of operations.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

Financial Highlights (continued)

                                                                                                  Class B
                                                                                           ---------------------
                                                                                           For the      For the
                                                                                             Six        Period
The following per share data and ratios have been derived                                   Months      Feb. 18,
from information provided in the financial statements.                                      Ended      1997+ to
                                                                                           April 30,    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                      1998        1997
================================================================================================================
Per Share            Net asset value, beginning of period................................. $   9.74     $   9.66
Operating                                                                                  --------     --------
Performance:         Investment income--net...............................................      .27          .37
                     Realized and unrealized gain (loss) on investments--net..............     (.01)         .08
                                                                                           --------     --------
                     Total from investment operations.....................................      .26          .45
                                                                                           --------     --------
                     Less dividends from investment income--net...........................     (.27)        (.37)
                                                                                           --------     --------
                     Net asset value, end of period....................................... $   9.73     $   9.74
                                                                                           ========     ========
================================================================================================================
Total Investment     Based on net asset value per share...................................     2.70%++      4.81%++
Return:**                                                                                  ========     ========
================================================================================================================
Ratios to Average    Expenses, net of reimbursement.......................................     1.31%*       1.39%*
Net Assets:                                                                                ========     ========
                     Expenses.............................................................     1.66%*       2.42%*
                                                                                           ========     ========
                     Investment income--net...............................................     5.64%*       5.69%*
                                                                                           ========     ========
=================================================================================================================
Supplemental         Net assets, end of period (in thousands)............................. $  3,854     $    829
Data:                                                                                      ========     ========
                     Portfolio turnover...................................................    86.81%      201.55%
                                                                                           ========     ========
================================================================================================================

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Commencement of operations.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

Financial Highlights (continued)

                                                                                                 Class C
                                                                                           --------------------
                                                                                           For the      For the
                                                                                             Six        Period
The following per share data and ratios have been derived                                   Months      Feb. 18,
from information provided in the financial statements.                                      Ended      1997+ to
                                                                                           April 30,    Oct. 31,
Increase (Decrease) in Net Asset Value:                                                      1998        1997
================================================================================================================
Per Share            Net asset value, beginning of period................................. $   9.73     $   9.66
Operating                                                                                  --------     --------
Performance:         Investment income--net...............................................      .28          .36
                     Realized and unrealized gain (loss) on investments--net..............     (.01)         .07
                                                                                           --------     --------
                     Total from investment operations.....................................      .27          .43
                                                                                           --------     --------
                     Less dividends from investment income--net...........................     (.28)        (.36)
                                                                                           --------     --------
                     Net asset value, end of period....................................... $   9.72     $   9.73
                                                                                           ========     ========
================================================================================================================
Total Investment     Based on net asset value per share...................................     2.82%++      4.57%++
Return:**                                                                                  ========     ========
================================================================================================================
Ratios to Average    Expenses, net of reimbursement.......................................     1.07%*       1.47%*
Net Assets:                                                                                ========     ========
                     Expenses.............................................................     1.42%*       2.64%*
                                                                                           ========     ========
                     Investment income--net...............................................     5.88%*       5.55%*
                                                                                           ========     ========
================================================================================================================
Supplemental         Net assets, end of period (in thousands)............................  $    270     $     47
Data:                                                                                      ========     ========
                     Portfolio turnover..................................................     86.81%      201.55%
                                                                                           ========     ========
================================================================================================================

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                   + Commencement of operations.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)

                                                                                       Class D
                                                                --------------------------------------------------
                                                                For the
                                                                   Six
The following per share data and ratios have been derived       Months
from information provided in the financial statements.          Ended          For the Year Ended October 31,
                                                                April 30,   --------------------------------------
Increase (Decrease) in Net Asset Value:                           1998        1997       1996      1995      1994
==================================================================================================================
Per Share            Net asset value, beginning of period.....  $   9.74    $   9.68  $   9.82  $   9.60  $  10.31
Operating                                                       --------    --------  --------  --------  --------
Performance:         Investment income--net...................       .29         .55       .61       .62       .55
                     Realized and unrealized gain (loss) on
                     investments--net.........................      (.02)        .06      (.14)      .22      (.71)
                                                                --------    --------  --------  --------  --------
                     Total from investment operations.........       .27         .61       .47       .84      (.16)
                                                                --------    --------  --------  --------  --------
                     Less dividends from investment income--net     (.29)       (.55)     (.61)     (.62)     (.55)
                                                                --------    --------  --------  --------  --------
                     Net asset value, end of period...........  $   9.72    $   9.74  $   9.68  $   9.82  $   9.60
                                                                ========    ========  ========  ========  ========
==================================================================================================================
Total Investment     Based on net asset value per share.......      2.80%++     6.60%     4.87%     9.00%    (1.54%)
Return:**                                                       ========    ========  ========  ========  ========
==================================================================================================================
Ratios to Average    Expenses, net of reimbursement...........      .89%*       1.25%      .97%      .96%      .83%
Net Assets:                                                     ========    ========  ========  ========  ========
                     Expenses.................................     1.26%*       1.69%      .97%      .96%      .83%
                                                                ========    ========  ========  ========  ========
                     Investment income--net...................     6.07%*       5.71%     6.19%     6.38%     5.55%
                                                                ========    ========  ========  ========  ========
==================================================================================================================
Supplemental         Net assets, end of period (in thousands).  $ 27,060    $ 28,805  $ 47,281  $ 65,139  $ 81,407
Data:                                                           ========    ========  ========  ========  ========
                     Portfolio turnover.......................     86.81%     201.55%    51.44%    47.90%   172.51%
                                                                ========    ========  ========  ========  ========
==================================================================================================================

                   * Annualized.
                  ** Total investment returns exclude the effects of sales
                     loads.
                  ++ Aggregate total investment return.

                     See Notes to Financial Statements.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Intermediate Government Bond Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select PricingSM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities traded in the over-the-counter markets are valued at the last available bid price or yield equivalent as obtained from dealers who make a market in the securities. US Government securities and securities issued by Federal agencies are traded in the over-the-counter market. Securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements with a member bank of the Federal Reserve System or a primary dealer in US Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount and premium) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of 0.40% of the average daily net assets of the Fund. For the six months ended April 30, 1998, MLAM earned fees of $61,007, of which $55,215 was waived. MLAM also reimbursed the Fund for additional expenses of $1,011.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The Distributor voluntarily did not collect any Class C distribution fees for the six months ended April 30, 1998. The fees are accrued daily and paid

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                Account                        Distribution
                             Maintenance Fee                        Fee
--------------------------------------------------------------------------------

Class B...................        0.25%                            0.25%
Class C...................        0.25%                            0.25%
Class D...................        0.10%                              --
--------------------------------------------------------------------------------

This fee is to compensate MLFD for the services it provides and the expenses borne by MLFD under the Distribution Agreement. As authorized by the Plan, MLFD has entered into an agreement with Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), which provides for the compensation of MLPF&S for providing distribution-related services to the Fund. Such services relate to the sale, promotion, and marketing of the shares of the Fund.

For the six months ended April 30, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                 MLFD                              MLPF&S
--------------------------------------------------------------------------------
Class D......................    $170                              $2,028
--------------------------------------------------------------------------------

For the six months ended April 30, 1998, MLPF&S received a contingent deferred sales charge of $3,025 relating to transactions in Class B Shares.

For the six months ended April 30, 1998, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $631 for security price quotations to compute the net asset value of the Fund.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1998 were $25,923,400 and $25,234,695, respectively.

Net realized gains for the six months ended April 30, 1998 and net unrealized gains as of April 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                   Realized                      Unrealized
                                     Gains                         Gains
--------------------------------------------------------------------------------
Long-term investments.........   $   516,202                     $ 167,232
                                 -----------                     ---------
Total.........................   $   516,202                     $ 167,232
                                 ===========                     =========
--------------------------------------------------------------------------------

As of April 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $167,232, of which $387,817 related to appreciated securities and $220,585 related to depreciated securities. The aggregate cost of investments at April 30, 1998 for Federal income tax purposes was $31,259,631.

4. Transactions in Shares of Beneficial Interest: Net increase (decrease) in net assets derived from beneficial interest transactions was $1,810,018 and $(17,062,260) for the six months ended April 30, 1998 and for the year ended October 31, 1997.

Transactions in shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
Class A Shares for the
Six Months Ended                                               Dollar
April 30, 1998                      Shares                     Amount
--------------------------------------------------------------------------------
Shares sold....................      55,596                 $    542,832
Shares issued to shareholders
in reinvestment of dividends...         587                        5,746
                               ------------                 ------------
Total issued...................      56,183                      548,578
Shares redeemed................     (28,849)                    (281,210)
                               ------------                 ------------
Net increase...................      27,334                 $    267,368
                               ============                 ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Period
February 18, 1997+ to                                           Dollar
October 31, 1997                   Shares                       Amount
--------------------------------------------------------------------------------
Shares sold...................       49,642                  $    467,013
Shares issued to shareholders
in reinvestment of dividends..          124                         1,191
                               ------------                  ------------
Total issued..................       49,766                       468,204
Shares redeemed...............       (6,138)                      (58,663)
                               ------------                  ------------
Net increase..................       43,628                  $    409,541
                               ============                  ============
--------------------------------------------------------------------------------
+Commencement of operations.

--------------------------------------------------------------------------------
Class B Shares for the
Six Months Ended                                               Dollar
April 30, 1998                    Shares                       Amount
--------------------------------------------------------------------------------
Shares sold...................      515,994                 $  5,056,637
Shares issued to shareholders
in reinvestment of dividends..        5,285                       51,790
                               ------------                 ------------
Total issued..................      521,279                    5,108,427
Automatic conversion
of shares.....................         (449)                      (4,388)
Shares redeemed...............     (209,696)                  (2,053,579)
                               ------------                 ------------
Net increase..................      311,134                 $  3,050,460
                               ============                 ============
--------------------------------------------------------------------------------

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

NOTES TO FINANCIAL STATEMENTS (concluded)

--------------------------------------------------------------------------------
Class B Shares for the Period
February 18, 1997+ to                                             Dollar
October 31, 1997                  Shares                          Amount
--------------------------------------------------------------------------------
Shares sold...................      100,605                    $    964,735
Shares issued to shareholders
in reinvestment of dividends..          922                           8,835
                               ------------                    ------------
Total issued..................      101,527                         973,570
Shares redeemed...............      (16,418)                       (156,834)
                               ------------                    ------------
Net increase..................       85,109                    $    816,736
                               ============                    ============
--------------------------------------------------------------------------------
+Commencement of operations.

--------------------------------------------------------------------------------
Class C Shares for the
Six Months Ended                                                  Dollar
April 30, 1998                    Shares                          Amount
--------------------------------------------------------------------------------
Shares sold..................        32,751                    $    321,954
Shares issued to shareholders
in reinvestment of dividends.           438                           4,286
                               ------------                    ------------
Total issued.................        33,189                         326,240
Shares redeemed..............       (10,262)                       (100,442)
                               ------------                    ------------
Net increase.................        22,927                    $    225,798
                               ============                    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class C Shares for the Period
February 18, 1997+ to                                             Dollar
October 31, 1997                  Shares                          Amount
--------------------------------------------------------------------------------
Shares sold..................         4,812                    $     46,564
Shares issued to shareholders
in reinvestment of dividends.             4                              38
                               ------------                    ------------
Net increase.................         4,816                    $     46,602
                               ============                    ============
--------------------------------------------------------------------------------
+Commencement of operations.

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                 Dollar
Ended April 30, 1998              Shares                          Amount
--------------------------------------------------------------------------------
Shares sold...................      314,121                    $  3,064,324
Automatic conversion
of shares.....................          449                           4,388
Shares issued to shareholders
in reinvestment of dividends..       60,025                         587,253
                               ------------                    ------------
Total issued..................      374,595                       3,655,965
Shares redeemed...............     (550,600)                     (5,389,573)
                               ------------                    ------------
Net decrease..................     (176,005)                   $ (1,733,608)
                               ============                    ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                      Dollar
Ended October 31, 1997            Shares                         Amount
--------------------------------------------------------------------------------
Shares sold...................      564,311                    $  5,452,644
Shares issued to shareholders
in reinvestment of dividends..      192,051                       1,843,504
                               ------------                    ------------
Total issued..................      756,362                       7,296,148
Shares redeemed...............   (2,681,230)                    (25,631,287)
                               ------------                    ------------
Net decrease..................   (1,924,868)                   $(18,335,139)
                               ============                    ============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

At October 31, 1997, the Fund had a net capital loss carryforward of approximately $11,717,000, of which $4,643,000 expires in 1998, $3,224,000 expires in 2002, $1,995,000 expires in 2003, $977,000 expires in 2004 and
$878,000 expires in 2005. This amount will be available to offset like amounts of any future taxable gains.

Merrill Lynch Intermediate Government Bond Fund                   April 30, 1998

OFFICERS AND TRUSTEES

Robert W. Crook, President and Trustee
A. Bruce Brackenridge, Trustee
Charles C. Cabot Jr., Trustee
James T. Flynn, Trustee
Terry K. Glenn, Trustee
George W. Holbrook Jr., Trustee
W. Carl Kester, Trustee
William E. Aldrich, Executive Vice President
Christopher G. Ayoub, Senior Vice President
Michael J. Brady, Senior Vice President
William M. Breen, Senior Vice President
James J. Fatseas, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
William Wasel, Senior Vice President
Donald C. Burke, Vice President
Ann Catlin, Vice President
Ralph A. DeCesare, Vice President
Diana Frankland, Vice President
Jay C. Harbeck, Vice President
Mark E. Maguire, Vice President
Dianne F. McDonough, Vice President
Patricia A. Schena, Vice President
Barry F. X. Smith, Vice President
Karen D. Young, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Intermediate Government
Bond Fund
Box 9011
Princeton, NJ
08543-9011                                                          #IGB01--4/98

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